SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Investments Measured at Fair Value and NAV (Details) - EBP 001 - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Total investments, at fair value		$ 584,828	$ 514,052
Mutual Funds
EBP, Accounting Policy [Line Items]
Total investments, at fair value		116,342	113,073
Prologis, Inc. Common Stock
EBP, Accounting Policy [Line Items]
Total investments, at fair value		43,333	39,387
Self-Directed Brokerage Account
EBP, Accounting Policy [Line Items]
Total investments, at fair value		24,575	19,952
Level 1
EBP, Accounting Policy [Line Items]
Total investments, at fair value	[1]	184,250	172,412
Net Asset Value
EBP, Accounting Policy [Line Items]
Total investments, at fair value	[2]	$ 400,578	$ 341,640

[1]	For the years ended December 31, 2025 and 2024, all Plan investments in the fair value hierarchy table were measured using Level 1 inputs.
[2]	The common/collective investment trusts were measured at NAV per unit (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy. There are no unfunded commitments at December 31, 2025 and 2024, and redemption restrictions for these investments and a redemption notice period are not required per the Plan.